Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Data [Line Items]
Revenues	$ 913,611	[1]	$ 1,241,232	[1]	$ 1,214,435	[1]	$ 851,424	[1]	$ 903,816	[1]	$ 1,177,012	[1]	$ 1,223,439	[1]	$ 808,972	[1]	$ 4,220,702	[1]	$ 4,113,239	[1]	$ 3,944,540
Gross profit	228,072		302,204		291,861		212,447		222,041		285,846		295,245		204,225		1,034,584		1,007,357		956,402
Net income attributable to Watsco, Inc.	$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 182,810		$ 172,929		$ 151,387
Earnings per share for Common and Class B common stock:
Basic	$ 0.81	[2]	$ 1.78	[2]	$ 1.82	[2]	$ 0.71	[2]	$ 0.75	[2]	$ 1.64	[2]	$ 1.86	[2]	$ 0.65	[2]	$ 5.16	[2]	$ 4.91	[2]	$ 4.33
Diluted	$ 0.81	[2]	$ 1.78	[2]	$ 1.82	[2]	$ 0.71	[2]	$ 0.75	[2]	$ 1.64	[2]	$ 1.85	[2]	$ 0.65	[2]	$ 5.15	[2]	$ 4.90	[2]	$ 4.32

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.